Investments - Schedule of Financial Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 05, 2022	Apr. 29, 2022
Investments
Financial Assets	$ 1,087,766	$ 1,057,017	$ 1,028,268
Opportunistic Credit Interval Fund
Investments
Financial Assets				$ 4,000	$ 100
Fair value
Investments
Financial Assets	412,963	407,728	376,484
Carrying value
Investments
Financial Assets	180,766	177,669	158,009
Fair value option
Investments
Financial Assets	494,037	471,620	493,775
Asset Management
Investments
Financial Assets	33,724	15,563	19,343
Collateralized Asset	30,100	31,200	27,800
Asset Management | Fair value
Investments
Financial Assets	20,437	2,276	6,056
Asset Management | Carrying value
Investments
Financial Assets	13,287	13,287	13,287
Asset Management | Fair value option
Investments
Financial Assets	0
Insurance Solutions
Investments
Financial Assets	923,981	915,556	884,288
Insurance Solutions | Consolidated Balance Including Variable Interest Entity
Investments
Financial Assets	1,054,042	1,041,454	1,008,925
Insurance Solutions | Fair value
Investments
Financial Assets	391,631	405,311	370,428
Insurance Solutions | Fair value | Consolidated Balance Including Variable Interest Entity
Investments
Financial Assets	392,526	405,452	370,428
Insurance Solutions | Carrying value
Investments
Financial Assets	167,479	164,382	144,722
Insurance Solutions | Carrying value | Consolidated Balance Including Variable Interest Entity
Investments
Financial Assets	167,479	164,382	144,722
Insurance Solutions | Fair value option
Investments
Financial Assets	364,871	345,863	369,138
Insurance Solutions | Fair value option | Consolidated Balance Including Variable Interest Entity
Investments
Financial Assets	494,037	471,620	493,775
Corporate loans | Asset Management
Investments
Financial Assets	13,287	13,287	13,287
Corporate loans | Asset Management | Carrying value
Investments
Financial Assets	13,287	13,287	13,287
Corporate loans | Insurance Solutions
Investments
Financial Assets	133,955	114,734	132,627
Corporate loans | Insurance Solutions | Fair value
Investments
Financial Assets	0
Corporate loans | Insurance Solutions | Fair value option
Investments
Financial Assets	133,955	114,734	132,627
Equity securities | Asset Management
Investments
Financial Assets	20,351	2,276	6,056
Equity securities | Asset Management | Fair value
Investments
Financial Assets	20,351	2,276	6,056
Equity securities | Insurance Solutions
Investments
Financial Assets	7,752	16,404	17,698
Equity securities | Insurance Solutions | Variable Interest Entity, Primary Beneficiary
Investments
Financial Assets	895	141
Equity securities | Insurance Solutions | Fair value
Investments
Financial Assets	7,752	16,404	17,698
Equity securities | Insurance Solutions | Fair value | Variable Interest Entity, Primary Beneficiary
Investments
Financial Assets	895	141
U.S. government and agency | Insurance Solutions
Investments
Financial Assets	10,376	8,075	7,845
U.S. government and agency | Insurance Solutions | Fair value
Investments
Financial Assets	10,376	8,075	7,845
U.S. state, territories and municipalities | Insurance Solutions
Investments
Financial Assets	5,368	5,252	5,471
U.S. state, territories and municipalities | Insurance Solutions | Fair value
Investments
Financial Assets	3,425	3,370	3,560
U.S. state, territories and municipalities | Insurance Solutions | Fair value option
Investments
Financial Assets	1,943	1,882	1,911
Other government and agency | Insurance Solutions
Investments
Financial Assets	2,568	2,369	2,396
Other government and agency | Insurance Solutions | Fair value option
Investments
Financial Assets	2,568	2,369	2,396
Corporate | Insurance Solutions
Investments
Financial Assets	267,268	226,249	191,346
Corporate | Insurance Solutions | Variable Interest Entity, Primary Beneficiary
Investments
Financial Assets	129,166	125,757	124,637
Corporate | Insurance Solutions | Fair value
Investments
Financial Assets	161,677	119,895	82,314
Corporate | Insurance Solutions | Fair value option
Investments
Financial Assets	105,591	106,354	109,032
Corporate | Insurance Solutions | Fair value option | Variable Interest Entity, Primary Beneficiary
Investments
Financial Assets	129,166	125,757	124,637
Asset and mortgage- backed securities | Insurance Solutions
Investments
Financial Assets	324,494	373,516	371,578
Asset and mortgage- backed securities | Insurance Solutions | Fair value
Investments
Financial Assets	203,680	253,935	254,040
Asset and mortgage- backed securities | Insurance Solutions | Fair value option
Investments
Financial Assets	120,814	119,581	117,538
Mortgage loans | Insurance Solutions
Investments
Financial Assets	150,494	147,640	123,725
Mortgage loans | Insurance Solutions | Carrying value
Investments
Financial Assets	150,494	147,640	123,725
Other invested assets | Asset Management
Investments
Financial Assets	73
Other invested assets | Asset Management | Fair value
Investments
Financial Assets	73
Other invested assets | Asset Management | Carrying value
Investments
Financial Assets	0
Other invested assets | Asset Management | Fair value option
Investments
Financial Assets	0
Other invested assets | Insurance Solutions
Investments
Financial Assets	21,706	21,317	31,602
Other invested assets | Insurance Solutions | Fair value
Investments
Financial Assets	4,721	3,632	4,971
Other invested assets | Insurance Solutions | Carrying value
Investments
Financial Assets	16,985	16,742	20,997
Other invested assets | Insurance Solutions | Fair value option
Investments
Financial Assets	0	$ 943	$ 5,634
Derivative | Asset Management
Investments
Financial Assets	13
Derivative | Asset Management | Fair value
Investments
Financial Assets	13
Derivative | Asset Management | Carrying value
Investments
Financial Assets	$ 0